16. Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2018
Critical Accounting Estimates And Judgments
Critical Accounting Estimates and Judgments

The preparation of annual financial reports requires the Board to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. The Board evaluates estimates and judgments incorporated into the financial report based on historical knowledge and best available current information. Estimates assume a reasonable expectation of future events and are based on current trends and economic data, obtained both externally and within the Group. Actual results may differ from these estimates.

Except as described below, in preparing this consolidated financial report, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that were applied to the consolidated financial report as at end for the year ended 30 June 2018. During the twelve months ended 30 June 2018 management reviewed its estimates in respect of:

Impairment of assets

The Group assesses impairment of assets at each reporting date by evaluating conditions specific to the Group that may lead to impairment. Where an impairment trigger exists, the recoverable amount of the asset is determined.

Investments in subsidiaries

Investments held by the parent entity, Mission NewEnergy Limited, are reviewed for impairment if there is any indication that the carrying amount may not be recoverable. The recoverable amount is assessed by reference to the higher of ‘value in use’ (being the net present value of expected future cash flows of the relevant cash generating unit) and ‘fair value less costs to sell’.

In line with the impairment of the carrying value of assets in the subsidiaries, the parent entity has impaired the value of all subsidiaries to zero. This accounting adjustment has no impact on the cash flows or the Consolidated Financial Statements of the Group. Refer to note 24: Parent Information for further details.

Investments in associates/Non-Current Assets held for sale

The Group owns 100% of M2 Capital Sdn Bhd, a Malaysian subsidiary, which owns a 20% stake in FGV Green Energy Sdn Bhd (FGVGE), a refinery joint venture company. Investments in associates held by the parent entity, Mission NewEnergy Limited, are reviewed for impairment if there is any indication that the carrying amount may not be recoverable.

During the prior financial year the Group announced an intention to undertake a Reverse Take Over (refer to the Director’ Report for further details). Under the RTO arrangement the Group was required to dispose of the shares held in the Associate Joint Venture Company. The accounting standards require assets held for sale to be separately disclosed on statement of financial position with the value of the investment into the joint venture company to be accounted for at the lower of carrying value or fair value less costs to sell.

In assessing the carrying value of the investment, the following factors were considered by the Directors:

• Mission does not hold a refining asset, however it holds a 20% share in the refining JV,

• This refining JV is not a listed publically traded entity with a readily determinable share price, nor is there a ready market to sell the 20% holding,

• Mission does not have the voting or management rights to force any actions on the JV company, (be that to commence refurbishment, sell the asset as a going concern or for sell for scrap value),

• Should the JV company require further equity funding to undertake the refurbishment the group has insufficient current cash proceeds to protect its equity position and hence our shareholding position would likely be diluted.

Given that the Group had entered into this agreement in December 2016 which required the sale of its 100% stake in M2 Capital, which owns the 20% stake in the JV company and the delays being experienced with the project, management has been unsuccessful to date in disposing of the investment, however continues to actively seek buyers. Accordingly the Directors deemed it prudent to impair the carrying value of the investment to NIL during the prior financial year. Should the Group sell the refinery an impairment reversal is expected to be recognised in the financial records of the Group. As the project remains stalled at 30 June 2018, the carrying value is retained at NIL.

	2018	2017
	$	$
Impairment of investment in associate	—	3,608,038
	—	3,608,038